Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Loans and advances to customers	£ 222,029	£ 214,378
Credit impairment loss allowances on loans and advances to customers	(877)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	£ 221,130	£ 213,525